Recently Issued Accounting Standards	6 Months Ended
Jun. 30, 2025
Accounting Changes and Error Corrections [Abstract]
Recently Issued Accounting Standards	Recently Issued Accounting Standards
Adoption of new accounting standards

In November 2023, the FASB issued ASU 2023-07 (Topic 280 Segment Reporting): Improvements to Reportable Segment Disclosures requiring disclosure of incremental segment information for all public entities, including but not limited to: significant segment expenses that are regularly provided to the chief operating decision maker (CODM), the title and position of the CODM and how the CODM uses the reported measure(s) of segment profit or loss in assessing segment performance and making decisions about how to allocate resources. ASU 2023-07 became effective for the interim period ended June 30, 2025. We have applied the amendments required to the interim period ended June 30, 2025 and retrospectively to all previous periods presented in the financial statements. Adoption of ASU 2023-07 resulted in additional segment disclosures as shown in note 4 - Segment.
In December 2023, the FASB issued ASU 2023-09 (Topic 740 Income Taxes): Improvements to Income Tax Disclosures requiring annual disclosure of (1) specific categories in the rate reconciliation; and (2) additional information for reconciling items if the effect of those reconciling items is equal to or greater than 5% of the resulting amount by multiplying pretax income (or loss) by the applicable statutory income tax rate. An entity is also required to provide the nature, effect and underlying causes of the reconciling items, and the judgment used in categorizing them, if not otherwise evident. The amendments have no impact on our unaudited consolidated financial statements for the six months ended June 30, 2025 as the disclosures are required for annual periods beginning after December 15, 2024. Effect of the adoption on our annual consolidated financial statements are currently under evaluation.

Accounting pronouncements that have been issued but not yet adopted

The following table provides a brief description of other recent accounting standards that have been issued but not yet adopted as of June 30, 2025:

Standard	Description	Date of adoption	Expected Effect on our Consolidated Financial Statements or Other Significant Matters
ASU 2024-03 Income Statement - Reporting comprehensive Income - Expense Disaggregation Disclosures (Subtopic 220-40): Disaggregation of Income Statement Expenses	The amendments require disclosure of the amounts of below 5 categories included in each relevant expense caption:

(a) purchase of inventory;
(b) employee compensation;
(c) depreciation;
(d) intangible asset amortization; and
(e) depreciation, depletion, and amortization recognized as part of oil and gas producing activities.

A relevant expense caption is an expense caption presented on the face of the income statement within continuing operations.

	The amendment also requires disclosure of the qualitative description of the amounts remaining in the relevant expense captions that are not separately disaggregated quantitatively. In addition, disclosure of the entity’s definition of selling expenses and its total amount are required.	January 1, 2027	Under evaluation
ASU 2025-01 Income Statement - Reporting comprehensive Income - Expense Disaggregation Disclosures (Subtopic 220-40): Clarifying the Effective Date	The amendment in this Update amends the effective date of Update 2024-03 to clarify that all public business entities are required to adopt the guidance in annual reporting periods beginning after December 15, 2026, and interim periods within annual reporting periods beginning after December 15, 2027.	January 1, 2027	Under evaluation
ASU 2025-03 Business Combinations (Topic 805) and Consolidation (Topic 810): Determining the Accounting Acquirer in the Acquisition of a Variable Interest Entity
The amendments in this Update require an entity involved in an acquisition transaction effected primarily by exchanging equity interests when the legal acquiree is a variable interest entity that meets the definition of a business to consider the factors in paragraphs 805-10-55-12 through 55-15 to determine which entity is the accounting acquirer. Entities are required to adopt the Update in annual reporting periods beginning after December 15, 2026 and interim reporting periods within those annual reporting periods.
		January 1, 2027	Under evaluation

The FASB have issued further updates not included above as we do not believe that these are applicable to the Company.